Other Assets - Other Current Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH, current		€ 111.3	€ 71.9
Prepaid expenses		198.4	192.0
Operations to be invoiced		366.9	101.3
Derivative financial instruments		50.5	44.5
VAT		67.3	61.6
Subordinated loan granted to lessor	[1]	5.4	0.0
Other assets		67.5	89.1
Other current assets		€ 867.3	€ 560.4

[1]	1.For further details on the loan granted to the lessor in respect of the Veldhoven headquarters see Note 13 Property, plant and equipment.